Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

NOTE 14 — STOCK-BASED COMPENSATION

MGM Resorts 2005 Omnibus Incentive Plan. The Company’s omnibus incentive plan, as amended (the “Omnibus Plan”), allows it to grant up to 45 million shares or share-based awards, such as stock options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), performance share units (“PSUs”) and other stock-based awards to eligible directors, officers and employees of the Company and its subsidiaries.

As of December 31, 2017, the Company had an aggregate of approximately 21 million shares of common stock available for grant as share-based awards under the Omnibus Plan. Additionally, as of December 31, 2017, the Company had approximately 9 million aggregate stock options and SARs outstanding and approximately 6 million aggregate RSUs and PSUs outstanding, including deferred share units and dividend equivalent rights related to RSUs and PSUs.

Intrinsic value. The following table includes information related to the intrinsic value:

Year ended
December 31, 2017
(In thousands)
Share-based awards exercised and RSUs and PSUs vested	$100,264
Stock options and SARs outstanding	112,604
Stock options and SARs vested and expected to vest	111,284
Stock options and SARs exercisable	78,865

As of December 31, 2017, there was a total of $127 million of unamortized compensation related to stock options, SARs, RSUs, and PSUs, which is expected to be recognized over a weighted-average period of 2.1 years.

MGM Growth Properties 2016 Omnibus Incentive Plan and MGM China Share Option Plan. The Company’s subsidiaries, MGP and MGM China, each adopted their own equity award plans for the issuance of share-based awards to each subsidiary’s eligible recipients. As of December 31, 2017, the MGP Omnibus Plan had approximately 244,000 aggregate RSUs and PSUs outstanding, including deferred share units and dividend equivalent rights related to RSUs and PSUs. As of December 31, 2017, MGM China had approximately 77 million stock options outstanding.

Recognition of compensation cost. Compensation cost was recognized as follows:

	Year Ended December 31,
	2017	2016	2015
Compensation cost:	(In thousands)
Omnibus Plan	$49,383	$43,661	$33,742
MGM Growth Properties Omnibus Incentive Plan	2,568	3,401	—
MGM China Share Option Plan	10,571	8,545	9,260
Total compensation cost	62,522	55,607	43,002
Less: Reimbursed costs and capitalized cost	(1,398)	(1,350)	(1,156)
Compensation cost after reimbursed costs and capitalized cost	61,124	54,257	41,846
Less: Related tax benefit	(18,650)	(16,782)	(11,230)
Compensation cost, net of tax benefit	$42,474	$37,475	$30,616